Segmented Reporting - Summary of Segment Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Information [Line Items]
Revenues	6,074	5,728
Purchased power	3,020	2,774
Operation, maintenance and administration	1,106	1,071
Depreciation and amortization	676	659
Income before financing charges and provision for payments in lieu of corporate income taxes	1,272	1,224
Financing charges	360	358
Income before provision for PILs	912	866
Capital investments	1,394	1,454
Total assets
Total assets	21,625	20,811
Transmission [Member]
Income Information [Line Items]
Revenues	1,529	1,482
Purchased power
Operation, maintenance and administration	375	402
Depreciation and amortization	327	320
Income before financing charges and provision for payments in lieu of corporate income taxes	827	760
Financing charges	0	0
Income before provision for PILs	0	0
Capital investments	714	776
Total assets
Total assets	11,846	11,586
Distribution [Member]
Income Information [Line Items]
Revenues	4,484	4,184
Purchased power	3,020	2,774
Operation, maintenance and administration	672	608
Depreciation and amortization	340	329
Income before financing charges and provision for payments in lieu of corporate income taxes	452	473
Financing charges	0	0
Income before provision for PILs	0	0
Capital investments	673	671
Total assets
Total assets	8,805	8,621
Other [Member]
Income Information [Line Items]
Revenues	61	62
Purchased power
Operation, maintenance and administration	59	61
Depreciation and amortization	9	10
Income before financing charges and provision for payments in lieu of corporate income taxes	(7)	(9)
Financing charges	0	0
Income before provision for PILs	0	0
Capital investments	7	7
Total assets
Total assets	974	604